Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net income (loss) for the period		$ 221	$ (865)
Adjustments to reconcile loss to net cash used in operating activities		(841)	148
Net cash used in operating activities		(620)	(717)
Cash flows from investing activities:
Interest income from bank deposit		8	5
Net cash from investing activities		8	5
Cash flows from financing activities:
Net cash provided by financing activities
Decrease in cash and cash equivalents		(612)	(712)
Loss from exchange rate differences on cash and cash equivalents		(11)	(1)
Cash and cash equivalents at the beginning of the period		2,969	3,631
Cash and cash equivalents at the end of the period		2,346	2,918
Income and expenses not involving operating cash flows:
Depreciation	[1]
Revaluation of marketable securities		348	(968)
Revaluation of warrant liability		(1,032)	1,289
Share-based payment transactions to employees and non-employees		9	23
Loss from exchange rate differences on cash and cash equivalents		11	1
Interest income		(8)	(5)
Other financial income			(1)
Net income and expenses not involving cash flows		(672)	339
Changes in operating asset and liability items:
Increase in prepaid expenses and other current assets		(110)	(195)
Increase (decrease) in other accounts payable		(59)	4
Net operating asset and liability		(169)	(191)
Net cash provided by (used in) operating activities		(841)	148
(b) Non-cash activities:
Exercise of warrants			$ 512

[1]	less than 1 thousands.